Securities	3 Months Ended
Jan. 31, 2026
Disclosure of Financial Instruments [Abstract]
Securities
NOTE 5: SECURITIES
UNREALIZED SECURITIES GAINS (LOSSES)
The following table summarizes the unrealized

gains and losses as at January 31, 2026

and October 31, 2025.
Unrealized Gains (Losses) for Securities

at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars) As at
January 31, 2026 October 31, 2025
Cost/ Gross Gross Cost/ Gross Gross
amortized unrealized unrealized Fair amortized unrealized unrealized Fair cost 1 gains (losses) value cost 1 gains (losses) value
Government and government-related
securities
Canadian government debt
Federal

$ 16,019 $ 60 $ (57) $ 16,022 $ 15,956 $ 23 $ (88) $ 15,891
Provinces 20,681 229 (2) 20,908 20,971 120 (11) 21,080
U.S. federal, state, municipal governments, and

agencies debt

55,704 353 (38) 56,019 54,279 267 (54) 54,492
Other OECD government-guaranteed debt 7,998 25 – 8,023 7,864 15 (4) 7,875
Mortgage-backed securities 1,728 21 (1) 1,748 1,869 29 (2) 1,896
102,130 688 (98) 102,720 100,939 454 (159) 101,234
Other debt securities

Asset-backed securities 8,608 20 (12) 8,616 8,713 11 (15) 8,709
Corporate and other debt 12,673 103 (24) 12,752 13,011 106 (26) 13,091
21,281 123 (36) 21,368 21,724 117 (41) 21,800
Total debt securities 123,411 811 (134) 124,088 122,663 571 (200) 123,034
Equity securities

Common shares 2,452 252 (25) 2,679 2,332 226 (22) 2,536
Preferred shares 630 76 (79) 627 523 67 (79) 511
3,082 328 (104) 3,306 2,855 293 (101) 3,047
Total securities at fair value through

other comprehensive income
$ 126,493 $ 1,139 $ (238) $ 127,394 $ 125,518 $ 864 $ (301) $ 126,081
Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.
EQUITY SECURITIES DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

The Bank designated certain equity securities

at FVOCI.
The following table summarizes the fair

value of equity securities designated at

FVOCI as at
January 31, 2026

and October 31, 2025, and dividend income

recognized on these securities for

the three months ended January 31, 2026 and

January 31, 2025.
Equity Securities Designated at Fair Value Through

Other Comprehensive Income

(millions of Canadian dollars) As at For the three months ended
January 31, 2026 October 31, 2025 January 31, 2026 January 31, 2025
Fair value

Dividend income recognized

Common shares $ 2,679 $ 2,536 $ 20 $ 27

Preferred shares 627 511 36 39
Total $ 3,306 $ 3,047 $ 56 $ 66
The Bank disposed of certain equity securities

in line with the Bank’s investment strategy

and disposed of Federal Home Loan Bank (FHLB)

stock in accordance
with FHLB member stockholding requirements,

as follows:
Equity Securities Net Realized Gains

(Losses)
(millions of Canadian dollars) For the three months ended
January 31, 2026 January 31, 2025
Equity Securities
Fair value $ 91 $ 64
Cumulative realized gain/(loss) 19 6
FHLB Stock
Fair value 10 318

Cumulative realized gain/(loss) – –
DEBT SECURITIES NET REALIZED GAINS

(LOSSES)
The Bank disposed of certain debt securities

measured at amortized cost and FVOCI

during the quarter.
The following table summarizes the net realized

gains
and losses on securities disposed of during

the three months ended January 31, 2026 and

January 31, 2025, which are included in

Other income (loss) on the
Interim Consolidated Statement of Income.
Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars) For the three months ended
January 31, 2026 January 31, 2025 1
Debt securities at amortized cost $ (1) $ (911)
Debt securities at fair value through other

comprehensive income
4 (9)
Total $ 3 $ (920)
Includes $ 923

million (US$
649

million) of pre-tax losses on debt securities related to the balance sheet restructuring initiative undertaken in the U.S. Banking segment. Refer to Note 25 of
the Bank’s 2025 Annual Consolidated Financial Statements for additional information regarding the asset limitation on TD’s two U.S. bank subsidiaries.
CREDIT QUALITY OF DEBT SECURITIES
The Bank evaluates non-retail credit risk

on an individual borrower basis, using both

a borrower risk rating (BRR) and facility

risk rating, as detailed in the shaded
area of the “Managing Risk” section of the 2025

MD&A. This system is used to assess all non-retail

exposures, including debt securities.
The following table provides the gross carrying

amounts of debt securities measured at amortized

cost and debt securities at FVOCI by internal

risk rating for credit
risk management purposes, presenting

separately those debt securities that are

subject to Stage 1, Stage 2, and Stage 3

allowances. Refer to the “Allowance

for
Credit Losses” table in Note 6 for details regarding

the allowance and provision for credit losses

on debt securities.
Debt Securities by Risk Rating

(millions of Canadian dollars) As at
January 31, 2026 October 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Debt securities
1
Investment grade $ 357,354 $ – $ n/a 2 $ 357,354 $ 362,521 $ – $ n/a $ 362,521
Non-investment grade 881 80 n/a 961 738 167 n/a 905
Watch and classified n/a 45 n/a 45 n/a 49 n/a 49
Default n/a n/a – – n/a n/a – –
Total debt securities 358,235 125 – 358,360 363,259 216 – 363,475
Allowance for credit losses on debt securities
at amortized cost 2 – – 2 2 – – 2
Total debt securities, net of

allowance
$ 358,233 $ 125 $ – $ 358,358 $ 363,257 $ 216 $ – $ 363,473
Includes debt securities backed by government-guaranteed loans of $ 84 million (October 31, 2025 – $
94

million), which are reported in Non-investment grade or a lower risk rating based on the issuer’s credit risk.
2

Not applicable.
As at January 31, 2026, total debt securities,

net of allowance, in the table above, include

debt securities measured at amortized cost,

net of allowance, of
$ 234,270

million (October 31, 2025 – $
240,439

million), and debt securities measured at

FVOCI of $
124,088

million (October 31, 2025 – $
123,034

million). The
difference between probability-weighted ECLs

and base ECLs on debt securities at

FVOCI and at amortized cost as at both

January 31, 2026 and
October 31, 2025, was insignificant.